Label	Element	Value
Nuveen Global Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Global Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 34 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-62 of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”
The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities, which include preferred securities. The minimum portion of the Fund’s net assets invested in non-U.S. securities floats based on the portion of the Fund’s benchmark (the MSCI World Index) that is composed of non-U.S. securities. Under normal market conditions, the minimum portion of the Fund’s net assets (plus the amount of any borrowings for investment purposes) invested in non-U.S. securities will be 80% of the MSCI World Index’s non-U.S. assets, calculated on a daily basis. During periods of unfavorable market conditions, the minimum portion of the Fund’s net assets invested in non-U.S. securities will be reduced to 50% of the MSCI World Index’s non-U.S. assets. The Fund will invest in securities of companies representing at least three different countries (one of which may be the United States). The Fund may invest up to 10% of its net assets in companies located in emerging market countries. The Fund may invest in small-, mid- and large-cap companies.
The Fund’s sub-adviser is focused on bottom-up fundamental analysis to identify what it believes to be the highest quality companies that meet the Fund’s investment criteria. When selecting companies, the sub-adviser evaluates certain factors, including a sound business model, strong overall financial position, earnings growth, return on equity, quality of management, potential for dividend growth, market valuation, the commitment to return cash to shareholders, and individual country factors, including macroeconomic and political risk factors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2023, the Fund’s highest and lowest quarterly returns were 14.93% and -20.98%, respectively, for the quarters ended June 30, 2020 and March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returnsfor the Periods EndedDecember 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Nuveen Global Dividend Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Nuveen Global Dividend Growth Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nuveen Global Dividend Growth Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Nuveen Global Dividend Growth Fund | Currency Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Nuveen Global Dividend Growth Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Nuveen Global Dividend Growth Fund | Dividend Paying Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Dividend-Paying Security Risk—The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Securities of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other securities, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time. Depending on market conditions, dividend paying securities that meet the Fund’s investment objectives may not be widely available or may be concentrated in only a few market sectors. This may limit the ability of the Fund to produce income while remaining diversified.

Nuveen Global Dividend Growth Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub-adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Nuveen Global Dividend Growth Fund | Equity Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. Holders of common stock generally are subject to more risks than holders of preferred securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred security holders. Given the Fund's focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Nuveen Global Dividend Growth Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

Nuveen Global Dividend Growth Fund | Information Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.

Nuveen Global Dividend Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, as inflation increases, the value of the Fund’s assets can decline.

Nuveen Global Dividend Growth Fund | Preferred Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Nuveen Global Dividend Growth Fund | Small and Mid Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Cap Company Risk—Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations and lower liquidity, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.

Nuveen Global Dividend Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	1,012
5 Years	rr_ExpenseExampleYear05	1,407
10 Years	rr_ExpenseExampleYear10	2,510
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,012
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,407
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,510
2014	rr_AnnualReturn2014	5.11%	[3]
2015	rr_AnnualReturn2015	(0.52%)	[3]
2016	rr_AnnualReturn2016	6.28%	[3]
2017	rr_AnnualReturn2017	19.50%	[3]
2018	rr_AnnualReturn2018	(9.17%)	[3]
2019	rr_AnnualReturn2019	26.63%	[3]
2020	rr_AnnualReturn2020	3.76%	[3]
2021	rr_AnnualReturn2021	19.63%	[3]
2022	rr_AnnualReturn2022	(10.06%)	[3]
2023	rr_AnnualReturn2023	14.19%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	8.75%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Nuveen Global Dividend Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	$ 193
3 Years	rr_ExpenseExampleYear03	693
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,828
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	693
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,828
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Nuveen Global Dividend Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,780
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	386
5 Years	rr_ExpenseExampleNoRedemptionYear05	751
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,780
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	10.32%
10 Years	rr_AverageAnnualReturnYear10	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Nuveen Global Dividend Growth Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.27%
5 Years	rr_AverageAnnualReturnYear05	7.88%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Nuveen Global Dividend Growth Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Nuveen Global Dividend Growth Fund | MSCI World Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.79%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.80%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.60%	[4]
Nuveen Global Dividend Growth Fund | Lipper Global Equity Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.35%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.84%	[5]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2026 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2026 only with the approval of the Board of Trustees of the Fund.
[3]	Class A year-to-date total return as of September 30, 2024 was 18.38%. The performance of the other share classes will differ due to their different expense structures.
[4]	An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries.
[5]	Represents the average annualized total return for all reporting funds in the Lipper Global Equity Income Funds Classification.